Operating Segment - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Operating Segment
Total segment revenue	$ 47,809	$ 65,736
Intersegment eliminations	(5,715)	(8,986)
Total external revenue	$ 42,094	$ 56,750